UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	January 31, 2006 (Unaudited)

Shares/Principal Value		Market Value

COMMON STOCK - 87.95%
Accident and Health Insurance - 0.77%
1,200	Partner Re LTD.	$74,136

Aircraft & Parts - 1.76%
961	Textron, Inc.	81,166
1,500	United Technologies Corp.	87,555
		168,721
Automatic Controls For Regulating Residential & Commercial Environments - 1.73%
4,322	Honeywell International, Inc.	166,051

Biological Products, Except Diagnostic Substances - 1.29%
1,200	Amgen, Inc.*	87,468
3,099	Qiagen NV*	36,692
		124,160
Canadian Stock Exchange - 4.72%
4,662	Blackrock Ventures, Inc.*	51,380
3,394	Husdson's Bay Co.	44,699
3,112	Opti Canada, Inc.	123,204
19,294	Petrobank Energy & Resources, Ltd.*	233,967
		453,250
Cable and Other Pay Television Services - 1.31%
3,033	Viacom, Inc Class B*	125,809

Chemicals & Allied Products - 0.94%
1,600	FMC Corp.	90,272

Commercial Physical and Biological Research - 2.19%
1,000	Icon PLC-Spons ADR*	43,970
2,400	Pharmaceutical Product Development, Inc.	166,032
		210,002
Communication Equipment - 1.04%
18,626	UTS Energy Corp.	99,835

Construction Machinery and Equipment - 0.53%
744	Caterpillar, Inc.	50,518

Crude Petroleum and Natual Gas - 4.50%
3,408	Bill Barrett Corp.*	130,867
4,344	Nexen, Inc.	249,432
1,680	Western Oil Sands, Inc.*	51,605
		431,904
Department Stores - 0.70%
558	Sears Holding Corp.*	67,379

Eating and Drinking Places - 0.51%
1,400	McDonalds Corp.	49,014

Electric & Other Services Combined - 1.06%
1,400	PG & E Corp.	52,234
3,754	Sierra Pacific Resources*	49,553
		101,787
Electric Services - 3.11%
15,822	Aquila, Inc*	57,750
7,963	Centerpoint Energy, Inc.	101,767
1,300	Firstenergy Corp.	65,130
1,743	Pinnacle West Capital Corp.	74,269
		298,916
Electronic Connectors - 3.47%
12,775	Tyco International, Inc.	332,789

Electronic & Other Electrical Equipment - 0.96%
2,800	General Electric Co.	91,700

Fabricated Rubber Products, NEC - 0.41%
1,964	GenCorp., Inc.*	39,339

Farm Machinery & Equipment - 0.76%
4,030	Agco Corp. *	72,580

Fire, Marine & Casualty Insurance - 5.84%
4,550	Ace LTD.	249,113
2,006	American International Group, Inc.	131,313
3,963	St. Paul Travelers Companies, Inc.	179,841
		560,267
Gas & Other Services Combined - 0.79%
1,572	Sempra Energy	75,535

General Industrial Machinery & Equipment - 1.85%
2,602	Ingersoll-Rand Company	102,181
2,628	Pall Corp.	75,686
		177,867
Guided Missiles & Space Vehicles & Parts - 0.96%
1,400	Rockwell International Group	92,498

Heavy Construction Other Than Building Construction - 5.24%
3,018	Fluor Corp.	265,433
4,814	Foster Wheeler Corp.*	237,090
		502,523
Industrial Instruments For Measurement, Display & Control - 0.18%
600	Cognex Corp.	17,508

Industrial Trucks, Tractors, Trailers & Stackers - 3.30%
4,500	Terex Corp. *	317,250

Insurance Agents, Brokers and Service - 0.85%
2,684	Marsh & Mclennan Cos., Inc.	81,567

Investment Advice - 1.54%
8,027	Amvescap PLC	148,098

Laboratory Analytical Instruments - 0.44%
1,863	Perkinelmer, Inc.	42,365

Life Insurance - 2.69%
900	Genworth Financial, Inc.	29,484
3,038	Prudential Financial, Inc.	228,883
		258,367
Lumber & Other Building Materials Dealers - 2.36%
3,570	Lowes Companies, Inc.	226,874

Miscellaneous Industrial And Commercial Machinery And Equipment - 0.63%
907	Eaton Corporation	60,043

Motion Picture & Video Tape Production - 4.34%
27,159	Liberty Media Corp. Class A*	227,049
10,792	Time Warner, Inc.	189,184
		416,233
National Commercial Banks - 3.52%
4,110	Bank Of America Corp.	181,785
3,360	Citigroup, Inc.	156,509
		338,294
Natural Gas Transmission - 2.61%
10,499	Williams Cos., Inc.	250,296

Oil & Gas - 1.01%
1,556	Canadian Natural Resources Ltd.	96,472

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 0.79%
1,767	Edwards Lifesciences Corp. *	75,875

Paperboard Containers & Boxes - 0.36%
1,500	Packaging Corp. of America	34,800

Pharmaceutical Preparations - 2.20%
700	Johnson & Johnson	40,278
2,954	Pfizer, Inc.	75,859
2,065	Wyeth	95,506
		211,643
Plastics, Foil, & Coated Paper Bags - 0.42%
1,800	Pactiv Corp. *	40,032

Primary Smelting & Refining Of Nonferrous Metals - 1.07%
2,000	Inco LTD.	102,560

Railroads, Line-Haul Operating - 0.28%
1,025	Kansas City Southern Industries, Inc. *	26,630

Real Estate Agents & Managers - 1.29%
7,400	Cendant Corp.	123,876

Real Estate Investment Trusts - 3.79%
26,000	Meristar Hospitality Corp. *	266,760
2,345	Mills Corporation	97,200
		363,960
Retail - Eating and Drinking Places - 0.54%
2,902	Triarc Companies, Inc.	51,742

Secondary Smelting and Refining of Nonferrous Metals - 0.65%
1,497	Aleris International, Inc.*	62,305

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.31%
2116	Procter & Gamble Company	125,331

Special Industry Machinery - 1.18%
2,962	Pentair, Inc.	113,741

Security Brokers, Dealers, and Flotations Companies - 0.76%
3,292	Waddell & Reed Financial, Inc.	73,345

Services - Educational Services - 0.52%
2,192	Devry, Inc.*	50,394

Steel Works, Blast Furnaces & Rolling Mills -0.41%
954	Oregon Steel Mills, Inc.*	39,276

Telephone Communications - 0.81%
3,408	Sprint Nextel Corp.	78,008

Television Broadcasting Systems - 0.83%
3,033	CBS Corp.	79,252

Trucking & Courier Services - 0.83%
1,060	United Parcel Service, Inc.	79,405

	Total Common Stock (Cost $5,710,825)	8,442,394

Money Market Funds - 4.11%
394,399	First American Treasury Obligation Fund (Cost 394,399) 4.16%**	394,399

Commerical Paper - 5.21%
500,000	American Express Credit Corp. 4.25% 2/10/06	500,000

	Total Investments (Cost $6,605,224) - 97.27%	9,336,793

	Other Assets Less Liabilities - 2.73%	262,305

	NET ASSETS - 100.00%	$9,599,098

* Non-income producing securities.
** Variable Rate Security at January 31, 2006

NOTES TO FINANCIAL STATEMENTS
Croft Leominster Value Fund
1. SECURITY TRANSACTIONS
At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,605,224 amounted to $2,731,569 which consisted of aggregate gross unrealized appreciation of $2,934,226 and aggregate gross unrealized depreciation of $202,657.

CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	January 31, 2006 (Unaudited)

Shares/Principal Value		Market Value

CLOSED END MUTUAL FUNDS - 3.09%
Taxable Bond Funds - 3.09%
6,200	Alliance World Dollar Government II Fund	$78,864
4,500	Salomon Brothers Worldwide Income Fund	68,220
9,600	Templeton Emerging Markets Income Fund	126,912
		273,996

Total Closed End Mutual Funds (Cost $274,864)		$273,996

CORPORATE BONDS AND NOTES - 53.82%

Accident and Health Insurance - 0.49%
40,000	Unumporvident Corp. 7.625% 3/1/11	$43,124

Business Equipment - 1.24%
110,000	Johnson Controls, Inc. 5.00% 11/15/06	109,747

Cable TV & Cellular Telephone - 1.26%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	111,820

Chemicals - 7.33%
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	71,988
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	167,625
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	88,140
100,000	Hanna (M.A.) Co. Notes 6.580%, 2/23/11	90,870
70,000	IMC Global, Inc. Senior Notes, 11.250%, 6/1/11	75,250
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	31,200
30,000	IMC Global, Inc. Debentures, 6.875%, 7/15/07	30,375
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.63%, 11/15/26	94,545
		649,993
Containers & Paper - 2.09%
150,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	123,750
45,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	35,775
30,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	25,650
		185,175
Electric & Gas Utilities - 0.77%
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	68,085

Electronic Instruments and Controls - 2.43%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	41,840
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	66,150
100,000	Avnet Inc. Notes, 9.750%, 2/15/08	107,850
		215,840
Energy and Energy Services - 1.40%
65,000	Global Marine, Inc., Notes, 7.000%, 6/1/28	73,892
50,000	Massey Energy Co. 6.625% 11/15/2010	50,750
		124,642
Environmental Service/Pollution Control - 0.62%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	55,050

Financial Services - 4.20%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	105,660
53,000	Capital One Bank Medium-Term Notes, 6.875%, 2/1/06	53,000
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	72,240
120,000	Marsh & Mclennan Co. 5.75% 9/15/15	119,988
20,000	Washington Mutual Cap Company Guarantee, 8.38%, 6/1/27	21,474
		372,362

Gas & Gas Transmissions - 1.25%
100,000	KN Energy, Inc Debentures 7.25% 3/1/28	111,290

Home Lawn & Garden Equipment - 1.28%
100,000	Toro Company Debentures, 7.800%, 6/15/27	113,130

Hotels & Motels - 3.78%
80,000	Cendant Corp. Notes, 6.875%, 8/15/06	80,688
250,000	ITT Corp. (New) Debentures , 7.750%, 11/15/25	255,000
		335,688
Industrial Goods - 2.05%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	76,875
50,000	Tyco International Group, SA Company Guarantee, 5.800%, 8/1/06	50,170
50,000	Tyco International Group, SA Company Guarantee, 6.875%, 1/15/29	54,950
		181,995
Media & Entertainment - 2.35%
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	208,590

Miscellaneous Consumer Goods & Services - 1.85%
50,000	Champion Enterprises 7.625% 5/15/09	50,000
100,000	Tenneco Packaging, Inc. Debentures, 8.13% 6/15/17	114,380
		164,380

Motor Vehicle Parts & Accessories - 0.31%
40,000	Dana Corp. Notes, 7.00%, 3/15/28	27,300

Paper & Paper Products - 2.26%
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	101,440
100,000	Bowater, Inc. Debentures, 9.375%, 12/15/21	99,000
		200,440
Pipelines - 1.76%
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	156,375

Printing & Publishing - 2.07%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	183,332

Retail Stores - 1.60%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	42,460
55,000	Sears Roebuck Co. 7.5% 10/15/27	51,634
		94,094
Semiconductors - 0.36%
30,000	Flextronics Intl., Ltd. Senior Subordinated Notes, 9.875%, 7/1/10	31,800

Special Industry Machinery - 0.43%
40,000	Brooks Automation, Inc. 4.75%, 6/1/08	38,500

Steel Works, Blast Furnaces & Rolling Mills - 2.16%
85,000	Oregon Steel Mills, Inc. 10%	90,312
91,000	U.S. Steel, LLC. 10.75%, 8/1/08	101,010
		191,322
Telephones & Communications - 4.97%
186,000	AT&T Corp. Liberty Media Senior Debentures 8.250%, 2/1/30	184,345
25,000	Blythe Industries Inc. 7.90% 10/1/09	24,313
115,000	Motorola, Inc. Debentures 6.500%, 11/15/28	124,085
95,000	Nextel Communications, Inc. 7.38% 8/1/15	100,396
7,563	NYNEX Corp. Amortized Debentures, 9.550%, 5/1/10	8,201
		441,340
Tires - 0.88%
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	78,000

Wholesale-Computer & Peripheral Equipment & Software - 0.08%
7,000	IKON Office Solutions, 7.250%, 6/30/08	7,191

Total Corporate Bonds and Notes (Cost $4,062,330)		$4,774,601

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - 44.81%

Commercial Paper - 41.71%
400,000	American Express Credit Corp. 4.25% 2/10/06	400,000
400,000	AIGFUN 4.22% 2/10/06	400,000
500,000	Chevrontexaco 4.24% 2/10/06	500,000
600,000	General Electric Capital Services Corp. 4.28% 2/10/06	600,000
400,000	LaSalle Bank Paper 4.23% 2/10/06	400,000
400,000	Prudential Corp. 4.22% 2/10/06	400,000
500,000	Sears Roebuck Acceptance Corp. 4.70% 2/10/06	500,000
500,000	Toyota Credit Corp. 4.29% 2/10/06	500,000
		3,700,000

Money Market Funds - 3.11%
275,596	First American Prime Obligations Fund Class A (Cost 275,596) 4.16%**	275,596

Total Cash Equivalents And Short-Term Investments (Cost $3,975,596)		$3,975,596

	Total Investments (Cost $8,312,790) - 98.63%	8,750,197

	Other Assets Less Liabilities - 1.37%	121,466

	NET ASSETS - 100.00%	$8,871,663

* Non-income producing securities.
** Variable Rate Security at January 31, 2005

NOTES TO FINANCIAL STATEMENTS
Croft Leominster Income Fund
1. SECURITY TRANSACTIONS
At January 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,312,790 amounted to $437,407 which consisted of aggregate gross unrealized appreciation of $498,937 and aggregate gross unrealized depreciation of $61,530.

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 30, 2006

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 30, 2006

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 30, 2006